LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments
March 31, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–94.77%
Aerospace & Defense–0.65%
BWX Technologies	9,616	$ 634,079
†Hexcel	6,675	373,800
†Howmet Aerospace	108,011	3,470,394
Huntington Ingalls Industries	1,900	391,115
†TransDigm Group	1,800	1,058,256
		5,927,644
Air Freight & Logistics–0.05%
Expeditors International of Washington	4,700	506,143
		506,143
Auto Components–0.06%
†Aptiv	3,908	538,913
		538,913
Banks–0.11%
First Republic Bank	3,000	500,250
†SVB Financial Group	1,108	546,975
		1,047,225
Beverages–0.38%
†Boston Beer Class A	966	1,165,267
Brown-Forman Class B	23,600	1,627,692
Constellation Brands Class A	3,100	706,800
		3,499,759
Biotechnology–3.77%
†ACADIA Pharmaceuticals	16,900	436,020
†Acceleron Pharma	10,300	1,396,783
†Agios Pharmaceuticals	7,500	387,300
†Alnylam Pharmaceuticals	33,392	4,714,616
†Argenx ADR	4,167	1,147,550
†Ascendis Pharma ADR	20,145	2,596,288
†BioMarin Pharmaceutical	20,500	1,547,955
†BioNTech ADR	17,700	1,932,663
†Blueprint Medicines	7,700	748,671
†CRISPR Therapeutics	3,300	402,105
†Denali Therapeutics	6,800	388,280
†Exact Sciences	20,500	2,701,490
†Exelixis	115,245	2,603,384
†Fate Therapeutics	5,200	428,740
†Genmab Sponsored ADR	30,196	991,335
†Incyte	31,700	2,576,259
†Ionis Pharmaceuticals	9,900	445,104
†Kodiak Sciences	3,896	441,767
†Mirati Therapeutics	2,000	342,600
†Neurocrine Biosciences	14,327	1,393,301
†Sage Therapeutics	5,427	406,211
†Seagen	34,613	4,806,361
†TG Therapeutics	6,284	302,889
†Ultragenyx Pharmaceutical	5,630	641,032
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†United Therapeutics	2,800	$ 468,356
		34,247,060
Building Products–1.16%
Allegion	5,800	728,596
AO Smith	7,300	493,553
†AZEK	33,768	1,419,944
†Builders FirstSource	44,815	2,078,072
Fortune Brands Home & Security	7,278	697,378
Lennox International	11,312	3,524,706
Trane Technologies	9,900	1,639,044
		10,581,293
Capital Markets–3.22%
Cboe Global Markets	5,200	513,188
FactSet Research Systems	1,300	401,167
MarketAxess Holdings	6,350	3,161,792
MSCI	34,406	14,425,747
Nasdaq	38,258	5,641,525
Tradeweb Markets Class A	69,155	5,117,470
		29,260,889
Chemicals–1.01%
Albemarle	3,000	438,330
RPM International	14,400	1,322,640
Scotts Miracle-Gro	30,168	7,390,255
		9,151,225
Commercial Services & Supplies–2.07%
Cintas	10,400	3,549,624
†Copart	96,514	10,482,386
†IAA	24,158	1,332,072
Paysafe	67,255	907,943
Ritchie Bros Auctioneers	7,300	427,415
Rollins	11,848	407,808
Waste Connections	15,491	1,672,718
		18,779,966
Communications Equipment–0.10%
Motorola Solutions	4,700	883,835
		883,835
Construction & Engineering–0.06%
Valmont Industries	2,500	594,175
		594,175
Construction Materials–0.83%
Vulcan Materials	44,795	7,559,156
		7,559,156
Containers & Packaging–0.79%
Avery Dennison	7,000	1,285,550
Ball	64,602	5,474,374
LVIP Blended Mid Cap Managed Volatility Fund–1

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging (continued)
Sealed Air	9,600	$ 439,872
		7,199,796
Distributors–0.64%
Pool	16,967	5,857,687
		5,857,687
Diversified Consumer Services–1.64%
†Altimeter Growth Class A	63,617	660,344
†Bright Horizons Family Solutions	72,200	12,378,690
†Dragoneer Growth Opportunities Class A	37,804	383,711
†Grand Canyon Education	5,200	556,920
Service Corp. International	9,700	495,185
†Terminix Global Holdings	8,300	395,661
		14,870,511
Diversified Financial Services–0.27%
†Altimeter Growth	68,728	839,856
†Dragoneer Growth Opportunities	55,795	580,268
†Reinvent Technology Partners	39,720	425,401
=†πSpac Dgnr	14,369	131,261
=†πSpac Grsv	51,727	464,612
		2,441,398
Electrical Equipment–1.73%
AMETEK	72,170	9,218,274
†Array Technologies	27,400	817,068
†Generac Holdings	8,000	2,619,600
Hubbell	2,500	467,225
Rockwell Automation	7,800	2,070,432
†Shoals Technologies Group Class A	14,804	514,883
		15,707,482
Electronic Equipment, Instruments & Components–1.75%
Amphenol Class A	49,000	3,232,530
CDW	22,300	3,696,225
Cognex	13,600	1,128,664
†IPG Photonics	2,000	421,880
†Keysight Technologies	8,119	1,164,265
Littelfuse	13,258	3,505,945
†Zebra Technologies Class A	5,600	2,717,008
		15,866,517
Entertainment–3.07%
Electronic Arts	22,498	3,045,554
†ROBLOX Class A	18,434	1,195,076
†Roku	16,200	5,277,474
†Spotify Technology	20,400	5,466,180
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
†Take-Two Interactive Software	57,940	$ 10,237,998
Warner Music Group Class A	33,572	1,152,527
†Zynga Class A	151,700	1,548,857
		27,923,666
Equity Real Estate Investment Trusts–0.77%
CoreSite Realty	31,930	3,826,810
SBA Communications	11,587	3,215,972
		7,042,782
Food & Staples Retailing–0.05%
Casey's General Stores	2,020	436,704
		436,704
Food Products–0.61%
†Darling Ingredients	14,800	1,088,984
Hershey	17,100	2,704,536
McCormick & Co Non-Voting Shares	15,200	1,355,232
Tyson Foods Class A	5,522	410,285
		5,559,037
Health Care Equipment & Supplies–5.91%
†ABIOMED	4,700	1,498,031
†Align Technology	19,699	10,667,599
Cooper	3,461	1,329,336
†DexCom	5,500	1,976,645
†Hologic	32,096	2,387,301
†ICU Medical	1,255	257,827
†IDEXX Laboratories	14,258	6,976,582
†iRhythm Technologies	1,800	249,948
†Masimo	24,090	5,532,509
†Novocure	13,300	1,757,994
†Ortho Clinical Diagnostics Holdings	26,316	507,767
†Penumbra	5,600	1,515,248
†Quidel	6,600	844,338
STERIS	47,124	8,976,180
Teleflex	4,796	1,992,546
West Pharmaceutical Services	25,550	7,199,479
		53,669,330
Health Care Providers & Services–1.89%
†Acadia Healthcare	7,583	433,293
†Amedisys	6,000	1,588,740
†Centene	11,332	724,228
†DaVita	7,400	797,498
†Guardant Health	22,719	3,468,055
†HealthEquity	13,627	926,636
McKesson	33,245	6,484,105
†Molina Healthcare	5,800	1,355,808

LVIP Blended Mid Cap Managed Volatility Fund–2

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
Quest Diagnostics	11,154	$ 1,431,504
		17,209,867
Health Care Technology–1.13%
†Multiplan	51,400	285,270
†Teladoc Health	23,909	4,345,461
†Veeva Systems Class A	21,479	5,611,174
		10,241,905
Hotels, Restaurants & Leisure–3.14%
†Caesars Entertainment	30,908	2,702,905
†Chipotle Mexican Grill	7,789	11,066,767
Domino's Pizza	15,887	5,843,080
†DraftKings Class A	19,044	1,167,968
MGM Resorts International	15,944	605,712
Papa John's International	4,098	363,247
†Penn National Gaming	33,749	3,538,245
Restaurant Brands International	6,123	397,995
†Vail Resorts	5,007	1,460,342
†Wynn Resorts	4,400	551,628
Yum China Holdings	6,600	390,786
Yum! Brands	4,000	432,720
		28,521,395
Household Durables–0.20%
†NVR	380	1,790,153
		1,790,153
Household Products–0.61%
Church & Dwight	35,000	3,057,250
Clorox	13,000	2,507,440
		5,564,690
Industrial Conglomerates–0.08%
Roper Technologies	1,874	755,859
		755,859
Insurance–1.00%
Arthur J. Gallagher & Co.	55,774	6,958,922
Assurant	4,900	694,673
†Oscar Health Class A	6,842	183,913
†Selectquote	41,926	1,237,236
		9,074,744
Interactive Media & Services–3.65%
†Bumble Class A	51,221	3,195,166
†Eventbrite Class A	84,010	1,861,661
†IAC/InterActive	35,912	7,768,125
†Match Group	94,628	12,999,995
†Pinterest Class A	61,900	4,582,457
†Snap Class A	46,662	2,439,956
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services (continued)
†ZoomInfo Technologies Class A	6,208	$ 303,571
		33,150,931
Internet & Direct Marketing Retail–1.14%
†Chewy Class A	46,542	3,942,573
†Etsy	18,300	3,690,561
=†πJand Class A	875	21,464
†Wayfair Class A	8,500	2,675,375
		10,329,973
IT Services–6.52%
†Affirm Holdings	12,504	884,283
†Akamai Technologies	25,200	2,567,880
†Black Knight	93,151	6,892,243
Broadridge Financial Solutions	16,700	2,556,770
†EPAM Systems	10,400	4,125,576
†Euronet Worldwide	3,500	484,050
†FleetCor Technologies	11,180	3,003,283
†Gartner	12,049	2,199,545
Genpact	15,300	655,146
=†πGitlab Class B	10,724	428,960
Global Payments	16,869	3,400,453
†GoDaddy Class A	24,800	1,924,976
†MongoDB	8,100	2,166,183
†Okta	35,845	7,901,313
Paychex	9,500	931,190
†Square Class A	20,479	4,649,757
=†πSquarespace Class C	1,748	119,599
†StoneCo Class A	27,728	1,697,508
†Twilio Class A	17,600	5,997,376
†VeriSign	7,800	1,550,328
†WEX	2,600	543,972
†Wix.com	16,353	4,566,085
		59,246,476
Leisure Products–0.38%
†Peloton Interactive Class A	30,819	3,465,288
		3,465,288
Life Sciences Tools & Services–6.34%
†Adaptive Biotechnologies	60,374	2,430,657
Agilent Technologies	46,835	5,954,602
†Avantor	96,843	2,801,668
†Bio-Rad Laboratories Class A	2,600	1,485,042
Bio-Techne	18,620	7,111,537
Bruker	9,600	617,088
†Charles River Laboratories International	29,331	8,501,004
†ICON	29,829	5,857,521
†IQVIA Holdings	6,100	1,178,154
†Maravai LifeSciences Holdings Class A	73,942	2,635,293

LVIP Blended Mid Cap Managed Volatility Fund–3

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Mettler-Toledo International	4,105	$ 4,744,107
PerkinElmer	77,900	9,993,791
†PPD	12,368	468,005
†PRA Health Sciences	6,771	1,038,197
†Repligen	14,543	2,827,305
		57,643,971
Machinery–1.06%
Graco	5,600	401,072
IDEX	30,154	6,311,835
†Middleby	3,858	639,464
Otis Worldwide	9,500	650,275
PACCAR	4,900	455,308
Toro	6,600	680,724
Woodward	3,900	470,457
		9,609,135
Media–0.75%
†Altice USA Class A	46,919	1,526,275
Cable One	2,907	5,315,043
		6,841,318
Metals & Mining–0.04%
Kirkland Lake Gold	10,300	348,140
		348,140
Multiline Retail–0.25%
†Dollar Tree	14,600	1,671,116
†Ollie's Bargain Outlet Holdings	6,900	600,300
		2,271,416
Oil, Gas & Consumable Fuels–0.10%
=†πVenture Global LNG Series B	12	66,784
=†πVenture Global LNG Series C	149	829,228
		896,012
Pharmaceuticals–0.69%
†Catalent	22,213	2,339,251
†Elanco Animal Health	26,734	787,316
†Horizon Therapeutics	27,700	2,549,508
Royalty Pharma Class A	12,755	556,373
		6,232,448
Professional Services–6.24%
Booz Allen Hamilton Holding	22,281	1,794,289
†Clarivate	266,429	7,031,061
†CoStar Group	13,166	10,821,004
†Dun & Bradstreet Holdings	140,316	3,340,924
Equifax	38,402	6,955,754
IHS Markit	10,436	1,009,996
Leidos Holdings	7,400	712,472
TransUnion	94,637	8,517,330
Verisk Analytics	64,625	11,418,591
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
Wolters Kluwer	58,465	$ 5,081,809
		56,683,230
Road & Rail–0.87%
JB Hunt Transport Services	6,077	1,021,361
Kansas City Southern	15,037	3,968,565
Landstar System	3,400	561,204
Old Dominion Freight Line	9,900	2,380,059
		7,931,189
Semiconductors & Semiconductor Equipment–6.05%
ASM International	9,383	2,728,854
†Enphase Energy	23,300	3,778,328
Entegris	92,664	10,359,835
KLA	19,409	6,412,734
†Lattice Semiconductor	4,969	223,704
Marvell Technology Group	15,895	778,537
Microchip Technology	31,300	4,858,386
MKS Instruments	26,522	4,917,709
Monolithic Power Systems	38,256	13,512,402
†ON Semiconductor	27,100	1,127,631
†Silicon Laboratories	11,399	1,608,057
Skyworks Solutions	9,900	1,816,452
Teradyne	23,200	2,822,976
		54,945,605
Software–16.36%
†Anaplan	28,900	1,556,265
†ANSYS	11,800	4,006,808
†Aspen Technology	9,461	1,365,506
†Autodesk	21,937	6,079,840
†Avalara	13,900	1,854,677
Bentley Systems Class B	11,244	527,681
†Bill.Com Holdings	12,200	1,775,100
†Cadence Design Systems	128,172	17,558,282
†Ceridian HCM Holding	14,641	1,233,797
Citrix Systems	7,300	1,024,628
Constellation Software	3,293	4,598,828
†Coupa Software	24,862	6,326,882
†Crowdstrike Holdings Class A	18,171	3,316,389
=†πDatabricks	3,406	604,115
†Datadog Class A	28,144	2,345,521
†DocuSign	38,649	7,824,490
†Dynatrace	13,812	666,291
†Everbridge	23,380	2,833,188
†Five9	17,302	2,704,822
†Fortinet	22,785	4,202,010
†Guidewire Software	3,700	376,031
†HubSpot	7,900	3,588,259
†Manhattan Associates	9,300	1,091,634
†nCino	10,461	697,958
†Nice Sponsored ADR	25,088	5,468,431
NortonLifeLock	15,300	325,278
†Palo Alto Networks	9,950	3,204,497

LVIP Blended Mid Cap Managed Volatility Fund–4

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Paycom Software	8,800	$ 3,256,528
†Paylocity Holding	29,976	5,390,584
=†πProcore Technologies	2,644	166,572
†Proofpoint	18,100	2,276,799
†PTC	16,997	2,339,637
†Qualtrics International Class A	25,625	843,319
†RingCentral Class A	25,860	7,703,177
†ServiceNow	11,830	5,916,301
†Smartsheet Class A	14,900	952,408
†Splunk	23,800	3,224,424
SS&C Technologies Holdings	47,138	3,293,532
†Synopsys	41,215	10,212,253
=†πTanium Class B	9,649	109,952
†Topicus	6,236	409,580
†Trade Desk Class A	7,000	4,561,620
†Tyler Technologies	19,353	8,215,929
†Unity Software	4,548	456,210
=†πVimeo Class A	7,658	255,297
†Workiva	2,600	229,476
†Zendesk	12,800	1,697,536
		148,668,342
Specialty Retail–4.30%
†AutoZone	2,115	2,970,095
†Burlington Stores	30,465	9,102,942
†CarMax	10,732	1,423,707
†Five Below	19,405	3,702,280
†O'Reilly Automotive	16,671	8,456,365
†Petco Health & Wellness	19,557	433,383
†RH	1,100	656,260
Ross Stores	4,400	527,604
Tractor Supply	30,472	5,395,982
†Ulta Beauty	17,997	5,564,132
Williams-Sonoma	4,712	844,390
		39,077,140
Technology Hardware, Storage & Peripherals–0.04%
†Pure Storage Class A	15,344	330,510
		330,510
Textiles, Apparel & Luxury Goods–1.05%
†Lululemon Athletica	31,198	9,568,739
		9,568,739
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–0.19%
Fastenal	9,000	$ 452,520
†United Rentals	2,100	691,551
Watsco	2,100	547,575
		1,691,646
Total Common Stock (Cost $513,751,720)		861,242,315
CONVERTIBLE PREFERRED STOCKS–0.44%
=†πDatabricks Series F	7,776	1,379,213
=†πDatabricks Series G	825	146,329
=†πJand Series AA	1,810	44,401
=†πJand Series B	2	49
=†πProcore Technologies Series B	640	40,320
=†πRappi Series E	9,859	589,036
=†πUiPath Series D1	22,611	1,408,117
=†πUiPath Series D2	3,798	236,523
=†πUiPath Series E	507	31,574
=†πUiPath Series F	2,155	134,204
Total Convertible Preferred Stocks (Cost $1,632,743)		4,009,766
WARRANT–0.01%
†Paysafe exp exercise price USD 11.50	22,418	97,071
Total Warrant (Cost $74,878)		97,071

MONEY MARKET FUND–4.94%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.04%)	44,832,655	44,832,655
Total Money Market Fund (Cost $44,832,655)		44,832,655

TOTAL INVESTMENTS–100.16% (Cost $560,291,996)	910,181,807
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.16%)	(1,413,890)
NET ASSETS APPLICABLE TO 43,895,565 SHARES OUTSTANDING–100.00%	$908,767,917

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
LVIP Blended Mid Cap Managed Volatility Fund–5

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2021, the aggregate value of restricted securities was $7,207,610, which represented 0.79% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Databricks	7/24/2020	$163,573	$604,115
Databricks Series F	10/22/2019	333,967	1,379,213
Databricks Series G	1/29/2021	146,328	146,329
Gitlab Class B	12/15/2020	432,177	428,960
Jand Class A	11/19/2020	21,510	21,464
Jand Series AA	11/19/2020	44,471	44,401
Jand Series B	11/19/2020	49	49
Procore Technologies	7/15/2020	149,349	166,572
Procore Technologies Series B	7/15/2020	28,848	40,320
Rappi Series E	9/8/2020	589,036	589,036
Spac Dgnr	3/15/2021	143,690	131,261
Spac Grsv	3/15/2021	517,270	464,612
Squarespace Class C	3/15/2021	119,599	119,599
Tanium Class B	9/24/2020	109,952	109,952
UiPath Series D1	4/30/2019	296,594	1,408,117
UiPath Series D2	4/30/2019	49,819	236,523
UiPath Series E	7/9/2020	9,427	31,574
UiPath Series F	1/28/2021	134,204	134,204
Venture Global LNG Series B	3/8/2018	36,240	66,784
Venture Global LNG Series C	10/16/2017	554,369	829,228
Vimeo Class A	1/21/2021	248,196	255,297
Total		$4,128,668	$7,207,610

The following futures contracts were outstanding at March 31, 2021:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
2	British Pound	$172,262	$172,080	6/14/21	$182	$—
2	Euro	293,550	294,930	6/14/21	—	(1,380)
2	Japanese Yen	225,888	226,974	6/14/21	—	(1,086)
					182	(2,466)
Equity Contracts:
4	E-mini MSCI Emerging Markets Index	264,500	260,492	6/18/21	4,008	—
33	E-mini S&P 500 Index	6,546,210	6,454,438	6/18/21	91,772	—
24	E-mini S&P MidCap 400 Index	6,252,720	6,197,271	6/18/21	55,449	—
7	Euro STOXX 50 Index	317,356	311,854	6/18/21	5,502	—
3	FTSE 100 Index	276,251	276,537	6/18/21	—	(286)
1	Nikkei 225 Index (OSE)	263,536	264,081	6/10/21	—	(545)
					156,731	(831)
Total Futures Contracts					$156,913	$(3,297)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP Blended Mid Cap Managed Volatility Fund–6

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2021.

Summary of Abbreviations:
ADR–American Depositary Receipt
FTSE–Financial Times Stock Exchange
IT–Information Technology
LNG–Liquefied Natural Gas
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes.
LVIP Blended Mid Cap Managed Volatility Fund–7

LVIP Blended Mid Cap Managed Volatility Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Blended Mid Cap Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value by the Fund's Fair Valuation Committee, using methods approved by the Board, taking into account a review of information, assumptions and sub-adviser recommendations, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
 Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
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LVIP Blended Mid Cap Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$5,927,644	$—	$—	$5,927,644
Air Freight & Logistics	506,143	—	—	506,143
Auto Components	538,913	—	—	538,913
Banks	1,047,225	—	—	1,047,225
Beverages	3,499,759	—	—	3,499,759
Biotechnology	34,247,060	—	—	34,247,060
Building Products	10,581,293	—	—	10,581,293
Capital Markets	29,260,889	—	—	29,260,889
Chemicals	9,151,225	—	—	9,151,225
Commercial Services & Supplies	18,779,966	—	—	18,779,966
Communications Equipment	883,835	—	—	883,835
Construction & Engineering	594,175	—	—	594,175
Construction Materials	7,559,156	—	—	7,559,156
Containers & Packaging	7,199,796	—	—	7,199,796
Distributors	5,857,687	—	—	5,857,687
Diversified Consumer Services	14,870,511	—	—	14,870,511
Diversified Financial Services	1,845,525	—	595,873	2,441,398
Electrical Equipment	15,707,482	—	—	15,707,482
Electronic Equipment, Instruments & Components	15,866,517	—	—	15,866,517
Entertainment	27,923,666	—	—	27,923,666
Equity Real Estate Investment Trusts	7,042,782	—	—	7,042,782
Food & Staples Retailing	436,704	—	—	436,704
Food Products	5,559,037	—	—	5,559,037
Health Care Equipment & Supplies	53,669,330	—	—	53,669,330
Health Care Providers & Services	17,209,867	—	—	17,209,867
Health Care Technology	10,241,905	—	—	10,241,905
Hotels, Restaurants & Leisure	28,521,395	—	—	28,521,395
Household Durables	1,790,153	—	—	1,790,153
Household Products	5,564,690	—	—	5,564,690
Industrial Conglomerates	755,859	—	—	755,859
Insurance	9,074,744	—	—	9,074,744
Interactive Media & Services	33,150,931	—	—	33,150,931
Internet & Direct Marketing Retail	10,308,509	—	21,464	10,329,973
IT Services	58,697,917	—	548,559	59,246,476
Leisure Products	3,465,288	—	—	3,465,288
Life Sciences Tools & Services	57,643,971	—	—	57,643,971
Machinery	9,609,135	—	—	9,609,135
Media	6,841,318	—	—	6,841,318
Metals & Mining	348,140	—	—	348,140
Multiline Retail	2,271,416	—	—	2,271,416
Oil, Gas & Consumable Fuels	—	—	896,012	896,012
Pharmaceuticals	6,232,448	—	—	6,232,448
Professional Services	56,683,230	—	—	56,683,230
Road & Rail	7,931,189	—	—	7,931,189
Semiconductors & Semiconductor Equipment	54,945,605	—	—	54,945,605
Software	147,532,406	—	1,135,936	148,668,342
Specialty Retail	39,077,140	—	—	39,077,140
Technology Hardware, Storage & Peripherals	330,510	—	—	330,510
Textiles, Apparel & Luxury Goods	9,568,739	—	—	9,568,739
Trading Companies & Distributors	1,691,646	—	—	1,691,646
Convertible Preferred Stocks	—	—	4,009,766	4,009,766
Warrant	97,071	—	—	97,071
Money Market Fund	44,832,655	—	—	44,832,655
Total Investments	$902,974,197	$—	$7,207,610	$910,181,807
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LVIP Blended Mid Cap Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Derivatives:

Assets:
Futures Contracts	$156,913	$—	$—	$156,913
Liabilities:
Futures Contracts	$(3,297)	$—	$—	$(3,297)
During the period ended March 31, 2021, there were no material transfers to or from Level 3 investments.
LVIP Blended Mid Cap Managed Volatility Fund–10